Note 10 - Income Taxes (Details) - A Reconciliation of Income Tax Expense	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
A Reconciliation of Income Tax Expense [Abstract]
Computed at statutory rate	34.00%	34.00%	34.00%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(11.10%)	(9.00%)	(33.10%)
ESOP			(3.30%)
Cash surrender value of life insurance	(1.80%)	(1.90%)	(7.90%)
Valuation allowance			(3.50%)
Other	(3.60%)	0.60%	6.60%
Actual effective rate	17.50%	23.70%	(7.20%)